Restructuring - Restructuring Expense (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Cumulative amount of restructuring costs, ending balance	$ 16.8				$ 16.8
2022/2023 restructuring plan
Restructuring Reserve [Roll Forward]
Cumulative amount of restructuring costs, beginning balance				$ 5.4	5.4
Charged to Earnings	1.7	$ 6.4	$ 2.7	0.6	17.6	$ 7.6
Cumulative amount of restructuring costs, ending balance	16.8				16.8	5.4
2022/2023 restructuring plan | Severance and related expense
Restructuring Reserve [Roll Forward]
Cumulative amount of restructuring costs, beginning balance				5.4	5.4
Charged to Earnings	(1.2)	5.2	2.7	0.6	13.5	5.7
Cumulative amount of restructuring costs, ending balance	12.7				12.7	5.4
2022/2023 restructuring plan | Other
Restructuring Reserve [Roll Forward]
Cumulative amount of restructuring costs, beginning balance				0.0	0.0
Charged to Earnings	2.9	$ 1.2	$ 0.0	$ 0.0	4.1
Cumulative amount of restructuring costs, ending balance	$ 4.1				$ 4.1	$ 0.0